ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 21,424	$ 21,321
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	12,894	12,395
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 8,530	$ 8,926